Income Tax Expense (Benefit)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Income Tax Expense (Benefit)
22.	Income Tax Expense (Benefit)

(a)	Details of income tax expense (benefit) for the years ended December 31, 2019, 2020 and 2021 are as follows:

(In millions of won)
	2019		2020	2021
Current tax expense (benefit)
Current year	~~W~~	193,691	117,215	199,591
Adjustment for prior years(*1)		(35,787)	(55,410)	163,570

	~~W~~	157,904	61,805	363,161

Deferred tax expense (benefit)
Origination and reversal of temporary differences and others	~~W~~	(963,385)	(321,333)	60,233
Change in unrecognized deferred tax assets(*2)		333,317	(266,771)	(38,053)

	~~W~~	(630,068)	(588,104)	22,180

Income tax expense (benefit)	~~W~~	(472,164)	(526,299)	385,341

(*1)	Consist of taxable income adjustments related to the transfer price investigation and others and significant portion of such amounts were adjusted in deferred tax expense (see Note 22(d)).
(*2)	Change in unrecognized deferred tax assets consist of tax effect from recognizing previously unrecognized deferred tax assets in relation to tax credit carryforwards.

(b)	Income taxes recognized directly in other comprehensive income or loss for the years ended December 31, 2019, 2020, and 2021 are as follows:

(In millions of won)
	2019
	Before tax		Tax expense	Net of tax
Remeasurements of net defined benefit liabilities (assets)	~~W~~	128,640	(35,235)	93,405
Foreign currency translation differences for foreign operations		106,690	—	106,690
Change in equity of equity method investee		4,163	—	4,163

	~~W~~	239,493	(35,235)	204,258

(In millions of won)
	2020
	Before tax		Tax expense	Net of tax
Remeasurements of net defined benefit liabilities (assets)	~~W~~	148,436	(38,032)	110,404
Foreign currency translation differences for foreign operations		48,181	—	48,181
Change in equity of equity method investee		(171)	—	(171)

	~~W~~	196,446	(38,032)	158,414

(In millions of won)
	2021
	Before tax		Tax benefit (expense)	Net of tax

Remeasurements of net defined benefit liabilities (assets)	~~W~~	(220,801)	57,438	(163,363)
Gain (loss) on valuation of derivatives		(12,495)	3,268	(9,227)
Foreign currency translation differences for foreign operations		871,292	(1,503)	869,789
Change in equity of equity method investee		6,364	(1,951)	4,413

	~~W~~	644,360	57,252	701,612

(c)	Reconciliation of the actual effective tax rate for the years ended December 31, 2019, 2020, and 2021 is as follows:

(In millions of won)
	2019			2020		2021
Profit (loss) for the year			(2,872,078)		(76,147)		1,333,544
Income tax expense (benefit)			(472,164)		(526,299)		385,341

Profit (loss) before income tax	~~W~~		(3,344,242)		(602,446)		1,718,885

Income tax expense (benefit) using the statutory tax rate of each country		23.94%	(800,660)	31.55%	(190,072)	30.37%	521,954
Non-deductible expenses		(0.95%)	31,649	(2.29%)	13,789	1.01%	17,354
Tax credits		1.47%	(49,269)	12.46%	(75,051)	(3.28%)	(56,439)
Change in unrecognized deferred tax assets(*1)		(9.97%)	333,318	44.28%	(266,771)	(2.21%)	(38,053)
Adjustment for prior years(*2)		1.07%	(35,787)	9.20%	(55,410)	(0.49%)	(8,349)
Effect on change in tax rate		(0.40%)	13,353	(1.23%)	7,386	(2.29%)	(39,338)
Others		(1.05%)	35,232	(6.61%)	39,830	(0.69%)	(11,788)

Income tax expense (benefit)	~~W~~		(472,164)		(526,299)		385,341

Effective tax rate			(*3)		(*3)		22.42%

(*1)	Change in unrecognized deferred tax assets consist of tax effect from recognizing previously unrecognized deferred tax assets in relation to tax credit carryforwards.
(*2)	Adjustment for prior years in 2021 consist of expected amount adjusted for transfer price investigation for prior periods and others.
(*3)	Actual effective tax rate is not calculated due to income tax benefit.

(d)	Tax uncertainties
In relation to the transfer price investigations related to five subsidiaries located in China, the mutual agreement procedures between tax authorities of the Republic of Korea and China for three subsidiaries have been completed and two subsidiaries are ongoing to resolve the double taxation effect. The Group recognized deferred tax assets for the amount which double taxation effect is expected to be reduced from mutual agreement procedures, however, the Group is exposed to an uncertainty which may results in double taxation.